MERRILL LYNCH LIFE INSURANCE
COMPANY
Merrill Lynch Life Variable Annuity
Separate Account A
Supplement Dated June 14, 2010
to the
Prospectuses For
RETIREMENT POWER (Dated May 1, 2006)
RETIREMENT OPTIMIZER (Dated May 1, 2004)
RETIREMENT PLUS (Dated May 1, 2010)
Merrill Lynch Life Variable Annuity
Separate Account B
Supplement Dated June 14, 2010
to the
Prospectus For
RETIREMENT PLUS (Dated May 1, 2010)
Merrill Lynch Life Variable Annuity
Separate Account C
Supplement Dated June 14, 2010
to the
Prospectus For
CONSULTS ANNUITY (Dated May 1, 2008)
Merrill Lynch Life Variable Annuity
Separate Account D
Supplement Dated June 14, 2010
to the
Prospectus For
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2010)
Merrill Lynch Life Variable Annuity
Separate Account
Supplement Dated June 14, 2010
to the
Prospectus For
PORTFOLIO PLUS (Dated May 1, 2002)
This supplement describes certain changes to the variable annuity contracts listed above (the “Contracts”) issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
The following changes are effective:
Signature Guarantee
As protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:
•	All written requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a contract owner’s account;

•	Any written disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•	Any disbursement request when the Company has been directed to send proceeds to a different personal address from the address of record for the contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity contract for another with the same owner in a “tax-free exchange”;

•	All written requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:
•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.
The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.
A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.

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